POST RETIREMENT BENEFIT PLAN - Components of net periodic benefit cost (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	$ 91	$ 24
Interest cost	351	139
Recognized net actuarial (gain) loss		(205)
Net periodic pension cost	$ 442	$ (42)